Basis of preparation (Policies)	6 Months Ended
Dec. 31, 2018
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Basis of preparation
 Basis of preparation

This condensed set of financial statements has been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and as adopted by the EU. IFRS as adopted by the EU differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the group’s condensed consolidated financial statements for the periods presented.

The annual financial statements of the group are prepared in accordance with International Financial Reporting Standards (IFRSs) as issued by the IASB and as adopted by the EU. As required by the Disclosure and Transparency Rules of the Financial Conduct Authority, the condensed set of financial statements has been prepared applying the accounting policies and presentation that were applied in the preparation of the company’s published consolidated financial statements for the year ended 30 June 2018 except for the impact of the adoption of new accounting standards and amendments explained below. IFRS is subject to ongoing review and endorsement by the EU or possible amendment by interpretative guidance and the issuance of new standards by the IASB. In preparing these condensed interim financial statements, the significant judgements made by management when applying the group’s accounting policies and the significant areas where estimates were required were the same as those that applied to the consolidated financial statements for the year ended 30 June 2018, with the exception of changes in estimates disclosed in note 13 – Contingent liabilities and legal proceedings.

Having reassessed the principal risks the directors considered it appropriate to adopt the going concern basis of accounting in preparing the condensed consolidated financial statements.

New accounting standards

New accounting standards

The following amendments to the accounting standards, issued by the IASB or International Financial Reporting Interpretations Committee (IFRIC) and endorsed by the EU, have been adopted by the group from 1 July 2018 with no impact on the group’s consolidated results, financial position or disclosures:

•	Amendments to IAS 40 – Transfers of Investment Property

•	Amendments to IFRS 2 – Classification and Measurement of Share-based payment transactions

•	Amendments to IFRS 4 – Applying IFRS 9 with IFRS 4 Insurance contracts

•	Improvements to IFRS 1 – First-time Adoption of International Financial Reporting Standards: Deletion of short-term exemptions for first-time adopters

•	Improvements to IAS 28 – Investments in Associates and Joint Ventures: Measuring investees at fair value through profit or loss: an investment-by-investment choice or a consistent policy choice

IFRS 15 - Revenue from contracts with customers (IFRS 15) Diageo adopted IFRS 15 in the year ended 30 June 2018. In the six months ended 31 December 2017 Diageo recorded the impact of the first time adoption of IFRS 15 on its consolidated results. This resulted in a net charge to retained earnings in the period of £71 million with a corresponding decrease in net assets. At 30 June 2018 the net charge to retained earnings on the adoption of IFRS 15 increased to £91 million with a corresponding decrease in net assets. The company has not reflected this immaterial correction in the consolidated statement of changes in equity for the six months ended 31 December 2017 or the consolidated balance sheet as at 31 December 2017.

The following standard issued by the IASB and endorsed by the EU, have not yet been adopted by the group:

IFRS 16 – Leases (effective in the year ending 30 June 2020) sets out the principles for the recognition, measurement, presentation and disclosure of leases for both the lessee and the lessor. It eliminates the classification of leases as either operating leases or finance leases currently required under IAS 17 and introduces a single lessee accounting model where the lessee is required to recognise assets and liabilities for all material leases. All material leases will be recognised on the balance sheet as right of use assets and depreciated on a straight line basis. The liability, recognised as part of net borrowings, will be measured at a discounted value and any interest will be charged to finance charges in the income statement. Therefore, the charge to the income statement for the operating lease payment will be replaced with depreciation on the right of use asset and the interest charge inherent in the lease.

The group will implement IFRS 16 from 1 July 2019 by applying the modified retrospective method, meaning that the comparative figures in the financial statements for the year ending 30 June 2020 will not be restated to show the impact of IFRS 16. The operating leases which will be recorded on the balance sheet following implementation of IFRS 16 are principally in respect of warehouses, office buildings, plant and machinery, cars and distribution vehicles. The group has decided to reduce the complexity of implementation to take advantage of a number of practical expedients on transition on 1 July 2019 namely:

(i) to measure the right of use asset at the same value as the lease liability

(ii) to apply the short term and low value exemptions

(iii) to treat, wherever possible, services provided as an income statement item and only capitalise the lease payment amounts in respect of the asset

The anticipated impact of the standard on the group is not yet known though is not expected to be material on the income statement or net assets. Assets and liabilities will be grossed up for the net present value of the outstanding operating lease liabilities excluding low value assets and short term leases as at 1 July 2019. Operating lease commitments were £312 million as at 30 June 2018.

The following standard, issued by the IASB has not been endorsed by the EU and has not been adopted by the group:

IFRS 17 – Insurance Contracts (effective in the year ending 30 June 2022) is ultimately intended to replace IFRS 4. Based on a preliminary assessment the group believes that the adoption of IFRS 17 will not have a significant impact on its consolidated results or financial position.

There are a number of other amendments and clarifications to IFRS, effective in future years, which are not expected to significantly impact the group’s consolidated results or financial position.